Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.95%
Alabama: 2.58%
Airport revenue: 0.08%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	$900,000	$937,503
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	533,572
				1,471,075
Industrial development revenue: 0.54%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,339,321
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	1,000,000
				9,339,321
Utilities revenue: 1.96%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,512,536
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,936,738
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,883,855
Black Belt Energy Gas District Series C-2 (SIFMA Municipal Swap+0.35%)±	3.50	10-1-2052	6,000,000	5,837,831
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,540,258
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	430,789
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	517,935
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,181,487
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,846,117
				33,687,546
				44,497,942
Alaska: 0.67%
Airport revenue: 0.23%
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,115,849
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	828,513
				3,944,362
Health revenue: 0.20%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2024	1,750,000	1,750,000
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,328,056
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	397,670
				3,475,726
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
Alaska Municipal Bond Bank Authority	5.00%	12-1-2025	$1,470,000	$1,503,612
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,414,263
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	563,759
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	596,552
				4,078,186
				11,498,274
Arizona: 1.90%
Airport revenue: 0.12%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,070,799
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	175,317
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	180,599
				355,916
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	921,816
Health revenue: 1.12%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.40	1-1-2046	630,000	630,198
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.40	1-1-2046	3,370,000	3,322,028
Maricopa County IDA Banner Health Obligated Group Series A-3øø	5.00	1-1-2053	10,000,000	11,143,319
Maricopa County IDA Banner Health Obligated Group Series C (SIFMA Municipal Swap+0.57%)±	3.72	1-1-2035	4,235,000	4,234,659
				19,330,204
Industrial development revenue: 0.58%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.25	12-1-2035	10,000,000	9,997,154
				32,675,889
Arkansas: 0.14%
Health revenue: 0.08%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2025	1,385,000	1,394,359
Tax revenue: 0.06%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	475,505
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	110,640
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	342,218
				928,363
				2,322,722
California: 3.69%
Airport revenue: 0.15%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,628,851
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.29%
San Francisco Unified School District Series F&C	4.00%	6-15-2031	$4,995,000	$4,996,894
Health revenue: 0.45%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	212,722
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	215,471
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	545,826
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	586,853
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	886,530
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	5,066,764
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	201,842
				7,716,008
Housing revenue: 0.09%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.70	12-1-2027	1,500,000	1,500,000
Miscellaneous revenue: 0.34%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-2øø	3.00	10-1-2047	1,000,000	1,002,870
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	3,063,985
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	415,834
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	439,693
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	458,016
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	480,747
				5,861,145
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,280,535
Transportation revenue: 1.02%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	5,000,000	4,990,393
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.60	4-1-2056	2,750,000	2,741,592
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.45	4-1-2056	10,000,000	9,864,677
				17,596,662
Utilities revenue: 1.28%
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	7,218,291
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	496,416
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	711,493
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,594,030
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	507,351
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	5.03%	11-15-2026	$2,000,000	$2,019,270
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,428,600
				21,975,451
				63,555,546
Colorado: 1.50%
Education revenue: 0.26%
University of Colorado Series Cøø	2.00	6-1-2054	2,000,000	1,997,920
University of Colorado Series C-3Aøø	2.00	6-1-2051	2,500,000	2,464,073
				4,461,993
GO revenue: 0.12%
Grand River Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,142,035
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2024	550,000	550,378
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	404,280
				2,096,693
Health revenue: 0.45%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	941,025
Colorado Health Facilities Authority AdventHealth Obligated Group Series Cøø	5.00	11-15-2036	3,165,000	3,306,899
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	324,587
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	3.15	5-15-2062	3,100,000	3,100,000
				7,672,511
Miscellaneous revenue: 0.49%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,472,564
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,087,804
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2030	675,000	748,370
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2031	1,000,000	1,113,675
				8,422,413
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	521,201
Transportation revenue: 0.12%
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	305,996
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,831,641
				2,137,637
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00%	12-1-2027	$500,000	$537,023
				25,849,471
Connecticut: 2.18%
Education revenue: 0.40%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	140,302
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,006,602
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2024	250,000	250,281
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	406,543
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	605,364
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	512,822
				6,921,914
GO revenue: 0.77%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,363,278
City of Danbury Series B BAN144A	5.00	2-24-2025	10,000,000	10,052,950
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,007,714
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	741,293
				13,165,235
Health revenue: 0.73%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-1øø	5.00	7-1-2053	11,500,000	11,527,293
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	386,114
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	264,601
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	323,587
				12,501,595
Tax revenue: 0.28%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,246,570
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,622,170
				4,868,740
				37,457,484
Delaware: 0.23%
Utilities revenue: 0.23%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	3,920,182
District of Columbia: 1.93%
Airport revenue: 0.93%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,432,054
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2026	$1,180,000	$1,219,992
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,051,044
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,066,723
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	1,000,000	1,029,424
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,188,714
				15,987,951
Housing revenue: 0.12%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,034,160
Water & sewer revenue: 0.88%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.95	10-1-2054	9,270,000	9,270,000
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	6,000,000	6,000,000
				15,270,000
				33,292,111
Florida: 3.89%
Airport revenue: 0.88%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2028	10,000,000	10,011,102
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2036	3,000,000	3,003,331
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,032,955
				15,047,388
Education revenue: 0.27%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2024	500,000	500,000
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,012,294
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,028,390
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	506,530
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	771,553
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	252,830
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	259,040
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	275,235
				4,605,872
Health revenue: 0.70%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,403,053
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	780,551
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lee County IDA Shell Point Obligated Group Series B-3	4.13%	11-15-2029	$2,500,000	$2,517,469
Lee Memorial Health System Obligated Group Series Bø	3.74	4-1-2049	6,500,000	6,500,000
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2024	145,000	144,774
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	178,613
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	182,573
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	211,248
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	195,608
				12,113,889
Miscellaneous revenue: 0.04%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	700,000	710,982
Resource recovery revenue: 0.29%
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	5,000,000	5,001,784
Tax revenue: 0.35%
Leon County School District	4.00	9-1-2026	6,000,000	6,006,301
Transportation revenue: 0.29%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2024	300,000	300,000
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	754,943
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,003,988
				5,058,931
Utilities revenue: 0.05%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	889,990
Water & sewer revenue: 1.02%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	721,268
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,470,801
Tohopekaliga Water Authority144A	5.00	10-1-2025	14,160,000	14,497,549
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	417,541
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	212,019
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	270,171
				17,589,349
				67,024,486
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 3.70%
Health revenue: 0.26%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00%	4-1-2026	$1,000,000	$1,032,393
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	3.15	9-1-2035	3,455,000	3,455,000
				4,487,393
Housing revenue: 0.09%
Roswell Housing Authority (Northern Trust Company LOC)ø	3.56	9-1-2027	1,600,000	1,600,000
Industrial development revenue: 0.06%
Savannah EDA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	1,000,000
Utilities revenue: 3.29%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,115,228
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,473,028
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,539,631
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,629,017
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,344,000
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,480,660
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,059,440
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,395,188
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,012,268
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,589,859
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,461,820
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,247,710
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,193,063
Main Street Natural Gas, Inc. Series C	4.00	12-1-2026	1,100,000	1,118,477
Main Street Natural Gas, Inc. Series C	4.00	12-1-2027	1,215,000	1,234,879
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	5,500,000	5,491,538
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2027	300,000	319,732
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2028	300,000	326,144
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2029	600,000	663,871
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	200,769
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	308,142
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	173,884
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00%	1-1-2028	$200,000	$215,225
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,002,586
				56,596,159
				63,683,552
Guam: 0.39%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	520,000	542,836
Miscellaneous revenue: 0.09%
Territory of Guam Series F	5.00	1-1-2028	500,000	528,339
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,068,470
				1,596,809
Utilities revenue: 0.24%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,391,147
Guam Power Authority Series A	5.00	10-1-2030	600,000	662,255
				4,053,402
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2025	450,000	456,029
				6,649,076
Hawaii: 1.16%
GO revenue: 0.24%
City & County of Honolulu Series A	5.00	11-1-2024	1,000,000	1,001,290
City & County of Honolulu Series A	5.00	11-1-2025	3,000,000	3,076,405
				4,077,695
Housing revenue: 0.27%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,647,782
Miscellaneous revenue: 0.48%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2025	1,945,000	1,950,310
State of Hawaii Airports System Revenue AMT	5.25	8-1-2026	6,350,000	6,371,066
				8,321,376
Utilities revenue: 0.17%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,884,546
				19,931,399
Illinois: 10.23%
Airport revenue: 0.52%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	4,050,106
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,335,737
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago Midway International Airport Series B	5.00%	1-1-2029	$175,000	$191,689
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	343,715
				8,921,247
Education revenue: 0.24%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	625,171
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	240,000	240,040
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	705,798
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	833,745
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	798,768
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	419,191
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	532,917
				4,155,630
GO revenue: 5.34%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2027	4,525,000	4,630,104
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,170,733
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,775,764
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,322,184
Chicago Board of Education Series B	5.00	12-1-2024	2,270,000	2,273,592
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,492,123
Chicago Board of Education Series C	5.00	12-1-2024	1,900,000	1,903,006
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,023,001
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,020,303
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,637,224
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,111,030
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,640,104
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,168,260
City of Chicago Series A	5.00	1-1-2029	340,000	363,999
City of Chicago Series A	5.25	1-1-2029	1,215,000	1,216,088
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,507,777
City of Geneva	4.00	2-1-2027	450,000	463,179
City of Geneva	4.00	2-1-2028	280,000	291,711
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,203,674
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,086,591
County of Cook Series A	5.00	11-15-2025	1,200,000	1,226,932
County of Cook Series A	5.00	11-15-2026	1,950,000	2,044,696
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	647,353
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	512,766
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	991,969
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00%	12-15-2027	$795,000	$832,516
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	617,328
State of Illinois	5.00	5-1-2028	2,000,000	2,008,830
State of Illinois	5.00	4-1-2029	1,470,000	1,476,701
State of Illinois	5.25	2-1-2030	2,250,000	2,261,839
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,928,941
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,630,430
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	505,739
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	594,773
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	404,362
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	204,639
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	310,040
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A	4.00	12-1-2024	1,490,000	1,490,897
				91,991,198
Health revenue: 1.30%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,995,000	3,030,011
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.45	8-15-2049	5,000,000	5,000,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	816,428
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,300,493
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.85	5-1-2042	2,250,000	2,220,127
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A144A	5.00	8-15-2029	4,895,000	4,966,665
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	507,219
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	619,118
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	459,355
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	470,583
				22,389,999
Housing revenue: 0.91%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,475,874
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%) (FNMA LOC, FNMA LIQ)±	4.15	5-15-2050	7,500,000	7,504,520
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	3.00	6-15-2025	2,000,000	1,992,356
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,709,305
				15,682,055
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.25%
County of Peoria Caterpillar, Inc.ø	3.75%	2-1-2030	$4,300,000	$4,300,000
Miscellaneous revenue: 0.15%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	235,951
Cook County Community High School District No. 212 Leyden Series C (BAM Insured)	5.00	12-1-2028	2,385,000	2,392,405
				2,628,356
Tax revenue: 0.69%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,357,621
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,028,303
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	372,967
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	899,024
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,306,142
				11,964,057
Transportation revenue: 0.13%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,162,415
Utilities revenue: 0.23%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,954,548
Water & sewer revenue: 0.47%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,507,393
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,616,694
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,642,508
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	299,977
				8,066,572
				176,216,077
Indiana: 2.60%
Health revenue: 0.54%
Indiana Finance Authority Deaconess Health System Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	3.45	3-1-2039	5,305,000	5,238,283
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2024	3,000,000	3,003,489
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2024	1,000,000	1,001,163
				9,242,935
Housing revenue: 0.66%
City of East Chicago Lakeshore Manorøø	3.69	8-1-2025	8,960,000	8,952,670
Mishawaka RDA Mishawaka Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,081,487
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	187,902
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	243,954
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	301,445
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	556,352
				11,323,810
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.84%
Indianapolis Local Public Improvement Bond Bank Series A	5.00%	6-1-2026	$3,000,000	$3,113,384
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,360,380
Westfield-Washington Multi-School Building Corp. Series B BAN	5.00	12-15-2024	5,000,000	5,012,545
				14,486,309
Utilities revenue: 0.16%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,759,088
Water & sewer revenue: 0.40%
Terre Haute Sanitary District BAN	5.25	9-28-2028	7,000,000	7,002,703
				44,814,845
Iowa: 0.23%
Education revenue: 0.06%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2024	1,000,000	1,002,278
GO revenue: 0.10%
City of Indianola	3.00	6-1-2027	855,000	860,156
City of Indianola	4.00	6-1-2028	880,000	924,416
				1,784,572
Health revenue: 0.07%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,218,450
				4,005,300
Kansas: 0.56%
GO revenue: 0.50%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,002,548
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,818,874
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	203,159
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	138,406
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	335,235
				8,498,222
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,053,342
				9,551,564
Kentucky: 2.12%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	517,444
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	532,510
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	213,181
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	259,070
				1,522,205
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00%	10-1-2047	$4,000,000	$4,156,464
Industrial development revenue: 0.16%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,772,185
Miscellaneous revenue: 0.14%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,103,435
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	960,000	991,617
Kentucky State University (BAM Insured)	5.00	11-1-2027	160,000	170,991
Kentucky State University (BAM Insured)	5.00	11-1-2028	200,000	217,896
				2,483,939
Utilities revenue: 1.37%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,527,060
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,500,000	9,534,374
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,487,443
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	7,500,000	7,031,022
				23,579,899
Water & sewer revenue: 0.12%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	2,019,278
				36,533,970
Louisiana: 0.78%
Health revenue: 0.44%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,449,744
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,039,969
				7,489,713
Miscellaneous revenue: 0.29%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	5,000,000	4,971,083
Water & sewer revenue: 0.05%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	902,840
				13,363,636
Maine: 0.10%
Education revenue: 0.02%
Finance Authority of Maine Class A Series 2019A-1 AMT (AGM Insured)	5.00	12-1-2025	425,000	433,247
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.08%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00%	7-1-2026	$500,000	$517,787
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	821,030
				1,338,817
				1,772,064
Maryland: 0.62%
Health revenue: 0.21%
Maryland Health & Higher Educational Facilities Authority Doctors Hospital, Inc. Obligated Group Series A	5.00	7-1-2031	3,500,000	3,614,299
Housing revenue: 0.06%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	986,630
Transportation revenue: 0.35%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,147,190
				10,748,119
Massachusetts: 0.65%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	429,053
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	453,039
				882,092
GO revenue: 0.41%
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339 (Morgan Stanley Bank LIQ)144Aø	3.17	10-1-2047	4,000,000	4,000,000
Whitman Hanson Regional School District BAN	5.88	5-15-2025	3,000,000	3,033,367
				7,033,367
Health revenue: 0.19%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	3.75	7-1-2049	2,600,000	2,599,293
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2026	300,000	312,832
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	436,354
				3,348,479
				11,263,938
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 4.06%
Airport revenue: 0.08%
Gerald R Ford International Airport Authority AMT	5.00%	1-1-2029	$150,000	$163,422
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,240,808
				1,404,230
Education revenue: 0.07%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	399,109
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	419,007
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	421,656
				1,239,772
GO revenue: 0.04%
Clawson Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2026	285,000	290,766
Clawson Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	314,790
				605,556
Health revenue: 1.09%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,666,073
Michigan Finance Authority Corewell Health Obligated Group Series C (SIFMA Municipal Swap+0.75%)±	3.90	4-15-2047	10,500,000	10,434,481
Michigan Strategic Fund Holland Home Obligated Group	4.00	11-15-2024	580,000	579,471
				18,680,025
Housing revenue: 0.77%
Michigan State Building Authority Series Iø	3.26	4-15-2059	6,990,000	6,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,272,588
Rib Floater Trust Various States Series 2022-047 (Barclays Bank plc LIQ)144Aø	4.04	12-1-2045	4,000,000	4,000,000
				13,262,588
Industrial development revenue: 1.42%
Michigan Strategic Fund Consumers Energy Co. AMTøø	1.80	10-1-2049	19,500,000	19,500,000
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,999,265
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,010,729
				24,509,994
Utilities revenue: 0.59%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	10,136,734
				69,838,899
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 3.57%
Airport revenue: 0.06%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00%	1-1-2025	$1,100,000	$1,103,121
GO revenue: 0.07%
State of Minnesota Series A	5.00	8-1-2030	1,155,000	1,157,245
Health revenue: 2.09%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,428,748
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,012,968
City of Minneapolis Fairview Health Services Obligated Group Series C (Bank of America N.A. LOC)ø	3.95	11-15-2048	6,000,000	6,000,000
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,623,775
				36,065,491
Housing revenue: 0.40%
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	185,415
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	348,016
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	371,101
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	404,356
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	432,004
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	464,278
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.11	11-1-2035	1,100,000	1,100,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.23	9-15-2031	1,500,000	1,500,000
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,018,316
				6,823,486
Miscellaneous revenue: 0.02%
Duluth Independent School District No. 709 Series B	5.00	2-1-2025	375,000	377,134
Utilities revenue: 0.93%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	421,435
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	537,402
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	4.24	12-1-2052	15,000,000	15,038,502
				15,997,339
				61,523,816
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.15%
Health revenue: 0.14%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00%	9-1-2044	$2,500,000	$2,526,832
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	4.05	5-1-2028	120,000	120,000
				2,646,832
Missouri: 1.84%
Education revenue: 0.15%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,560,890
Health revenue: 0.55%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,383,428
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,215,918
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	944,654
				9,544,000
Housing revenue: 0.90%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,134,394
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,293,732
Missouri Public Utilities Commission	4.00	12-1-2024	10,000,000	10,000,521
				15,428,647
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	646,393
Utilities revenue: 0.20%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,486,233
				31,666,163
Montana: 0.18%
Health revenue: 0.18%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	330,165
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	528,929
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,165,945
				3,025,039
Nebraska: 0.92%
Airport revenue: 0.06%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,065,622
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.13%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	3.68%	7-1-2035	$2,180,000	$2,166,945
Health revenue: 0.19%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,293,656
Utilities revenue: 0.54%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,610,000	5,636,733
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,753,810
				9,390,543
				15,916,766
Nevada: 0.31%
GO revenue: 0.31%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,334,831
New Jersey: 1.22%
Airport revenue: 0.12%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2024	2,000,000	2,000,000
GO revenue: 0.04%
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	372,339
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	379,969
				752,308
Housing revenue: 0.68%
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2025	2,500,000	2,551,900
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2026	2,000,000	2,090,105
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,458,877
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,190,808
New Jersey TTFA Federal Highway Reimbursement Revenue Notes Series A-1	5.00	6-15-2030	3,265,000	3,370,351
				11,662,041
Water & sewer revenue: 0.38%
Jersey City Municipal Utilities Authority Sewer Fund Series B	5.00	5-1-2025	1,500,000	1,512,273
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,055,465
				6,567,738
				20,982,087
New Mexico: 0.60%
Industrial development revenue: 0.60%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,295,307
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 8.07%
Airport revenue: 1.05%
Albany County Airport Authority Series B AMT	5.00%	12-15-2026	$1,070,000	$1,112,433
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,268,302
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	509,090
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	526,830
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	531,965
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	538,211
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,525,205
Port Authority of New York & New Jersey AMT	5.00	9-1-2026	7,150,000	7,159,350
				18,171,386
Education revenue: 0.45%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,081,606
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,000,000	953,348
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	1,030,000	1,025,979
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	607,841
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	875,408
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	268,589
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	552,085
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	418,577
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	990,044
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	414,924
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	540,039
				7,728,440
GO revenue: 0.50%
City of Poughkeepsie	4.00	4-15-2027	480,000	480,838
County of Suffolk Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,513,029
Village of Lowville BAN	5.38	8-21-2025	3,550,000	3,568,546
Village of Washingtonville BAN%%	6.25	6-26-2025	420,000	423,470
Village of Washingtonville BAN	7.25	10-4-2024	700,000	700,052
				8,685,935
Health revenue: 0.32%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	514,115
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	994,352
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2025	$3,000,000	$3,008,752
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,021,708
				5,538,927
Housing revenue: 0.73%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,544,528
New York City Housing Development Corp. Series G-2 AMT	1.85	11-1-2024	400,000	399,397
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	511,173
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	514,442
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	522,348
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,248,445
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,351,265
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	420,000	398,520
				12,490,118
Industrial development revenue: 1.44%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,522,035
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2025	12,925,000	12,961,968
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	4,030,653
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,212,188
				24,726,844
Miscellaneous revenue: 1.43%
Battery Park City Authority Series D-1 (TD Bank N.A. SPA)ø	3.75	11-1-2038	3,300,000	3,300,000
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,106,480
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,695,929
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,398,983
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	4,055,279
				24,556,671
Resource recovery revenue: 0.07%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,262,289
Transportation revenue: 1.75%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,531,168
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,646,110
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series A-2øø	5.00%	11-15-2045	$8,310,000	$9,100,030
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	397,782
Metropolitan Transportation Authority Series C	5.00	11-15-2030	2,710,000	2,714,168
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,692,661
Metropolitan Transportation Authority Series D-1øø	5.00	11-15-2034	5,000,000	5,005,552
				30,087,471
Utilities revenue: 0.20%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,364,940
Water & sewer revenue: 0.13%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,323,208
				138,936,229
North Carolina: 0.62%
Health revenue: 0.20%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,465,255
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,232,252
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	248,064
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	301,655
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	314,850
				3,562,076
Housing revenue: 0.07%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,178,227
Industrial development revenue: 0.06%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	1,000,000
Resource recovery revenue: 0.29%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.90	6-1-2038	5,000,000	4,998,861
				10,739,164
North Dakota: 0.55%
Health revenue: 0.55%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	383,592
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	443,976
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,158,347
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,581,638
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Grand Forks Altru Health System Obligated Group	5.00%	12-1-2029	$1,750,000	$1,828,061
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,557,601
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	220,052
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	359,760
				9,533,027
Ohio: 3.52%
GO revenue: 0.57%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,704,720
County of Lake BAN	4.38	6-26-2025	6,165,000	6,199,278
				9,903,998
Health revenue: 0.86%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	503,702
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,430,421
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	669,918
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	269,072
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,917,242
				14,790,355
Housing revenue: 0.49%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,073,131
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,500,000	3,501,759
State of Ohio Series A-2	4.00	4-1-2031	900,000	903,303
				8,478,193
Industrial development revenue: 0.21%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,679,636
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	180,828
Dayton City School District COP	3.00	12-1-2027	270,000	271,557
Dayton City School District COP	4.00	12-1-2028	230,000	240,165
				692,550
Resource recovery revenue: 0.70%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series Døø	1.90	5-1-2026	12,000,000	12,000,000
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.34%
City of Akron Income Tax Revenue	4.00%	12-1-2027	$3,540,000	$3,683,302
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,100,440
				5,783,742
Utilities revenue: 0.31%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	423,139
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	385,713
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2025	1,200,000	1,208,716
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,548,462
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,692,557
				5,258,587
				60,587,061
Oklahoma: 1.82%
GO revenue: 0.14%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,354,580
Health revenue: 0.28%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	600,215
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,800,231
Comanche County Hospital Authority	5.00	7-1-2029	500,000	499,973
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,024,511
				4,924,930
Housing revenue: 1.27%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,809,774
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,299,340
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,035,176
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	396,432
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	553,263
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	600,323
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,914,199
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	943,419
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,005,329
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wagoner County School Development Authority Independent School District No. 19	4.00%	9-1-2025	$1,255,000	$1,265,502
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	478,574
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,546,102
				21,847,433
Miscellaneous revenue: 0.08%
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	725,570
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	729,393
				1,454,963
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	835,118
				31,417,024
Oregon: 1.72%
Airport revenue: 0.71%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,279,817
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,906,149
				12,185,966
GO revenue: 0.71%
Port of Morrow Series A	4.00	6-1-2026	345,000	350,819
Port of Morrow Series A	4.00	6-1-2027	535,000	550,495
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,431,720
				12,333,034
Industrial development revenue: 0.30%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,119,930
				29,638,930
Pennsylvania: 6.59%
Airport revenue: 0.40%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,078,696
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,111,888
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,207,526
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,491,692
				6,889,802
Education revenue: 0.82%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	399,647
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	434,943
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	963,398
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,010,726
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00%	6-1-2028	$1,090,000	$1,111,803
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,507,749
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	524,557
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2029	1,115,000	1,217,386
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2030	1,795,000	1,983,253
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	3,240,000	3,280,207
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,695,000	1,717,447
				14,151,116
GO revenue: 1.13%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,142,116
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	353,753
Allegheny County Series C-81	5.00	12-1-2024	1,500,000	1,503,966
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	4,056,002
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	216,449
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	192,635
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	208,793
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	2,965,000
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,796,155
Canon McMillan School District Series B (AGM Insured)	4.50	12-15-2028	2,000,000	2,004,422
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	205,952
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	202,961
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	209,730
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,361,482
				19,419,416
Health revenue: 1.82%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.85	11-15-2047	6,000,000	5,937,982
Berks County IDA Tower Health Obligated Group	5.00	11-1-2024	1,000,000	956,780
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,306,147
Geisinger Authority Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,403,509
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,081,572
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,185,934
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	203,734
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	231,008
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	483,624
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	573,331
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,031,410
				31,395,031
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.44%
Pennsylvania Housing Finance Agency Series 125A AMT	2.38%	10-1-2025	$3,560,000	$3,523,363
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	3,245,000	3,252,820
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2024	265,000	265,000
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	224,244
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	247,301
				7,512,728
Miscellaneous revenue: 0.32%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	503,211
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	615,745
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,324,793
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,059,847
				5,503,596
Resource recovery revenue: 0.81%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.95	6-1-2044	14,000,000	14,000,028
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	514,221
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	522,894
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	529,974
				1,567,089
Transportation revenue: 0.69%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	535,539
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	556,681
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	4.00	7-15-2041	8,500,000	8,502,017
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	3.19	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	308,254
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	368,501
				11,770,992
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	881,984
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	319,589
				1,201,573
				113,411,371
Rhode Island: 0.10%
Housing revenue: 0.10%
Providence Public Building Authority Series A (AGC Insured)	5.00	9-15-2030	1,500,000	1,666,561
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.58%
GO revenue: 0.21%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00%	7-1-2027	$3,535,000	$3,679,577
Utilities revenue: 0.37%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,515,000	4,535,087
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	960,501
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	419,788
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	449,999
				6,365,375
				10,044,952
South Dakota: 0.06%
Resource recovery revenue: 0.06%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	3.40	11-1-2051	1,000,000	1,000,000
Tennessee: 1.08%
Airport revenue: 0.27%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	707,462
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,064,642
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,888,905
				4,661,009
Health revenue: 0.05%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	818,731
Utilities revenue: 0.76%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	616,151
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	632,787
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	485,110
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,067,352
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,727,070
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,541,684
				13,070,154
				18,549,894
Texas: 11.68%
Airport revenue: 0.92%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,530,252
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,150,561
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,031,765
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,048,091
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,193,928
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,562,505
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Dallas Fort Worth International Airport Series A	5.00%	11-1-2025	$1,000,000	$1,025,411
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,362,496
				15,905,009
Education revenue: 0.61%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	358,246
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	298,960
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	222,521
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	230,498
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	243,900
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	364,127
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	524,872
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	319,221
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	418,176
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.55	6-15-2056	3,500,000	3,500,000
Texas A&M University Series A	5.00	5-15-2025	3,000,000	3,039,910
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,032,169
				10,552,600
GO revenue: 2.67%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,831,356
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	298,619
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	326,393
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	391,651
Comal Independent School District	5.00	2-1-2025	2,790,000	2,807,476
County of Fort Bend	5.00	3-1-2025	7,000,000	7,053,131
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,579,810
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,230,000	1,162,220
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,153,133
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,131,180
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	9,002,718
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.19	8-1-2053	5,285,000	5,285,000
				46,022,687
Health revenue: 1.50%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,412,627
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,516,843
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	950,593
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	1,020,087
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00%	11-15-2052	$4,000,000	$4,113,154
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2024	1,305,000	1,305,169
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,468,730
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.90	10-1-2041	2,000,000	2,000,000
				25,787,203
Housing revenue: 0.45%
Houston Housing Finance Corp. Cordova Apartmentsøø	3.65	2-1-2048	3,700,000	3,765,219
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.47	3-1-2038	2,000,000	2,000,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,015,692
				7,780,911
Industrial development revenue: 0.52%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	7,196,444
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	779,872
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	502,547
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	542,346
				9,021,209
Miscellaneous revenue: 0.20%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2029	420,000	466,378
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,710,012
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	444,169
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	843,756
				3,464,315
Resource recovery revenue: 0.80%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,703,920
Port of Port Arthur Navigation District Motiva Enterprises LLCø	4.30	4-1-2040	10,000,000	10,000,000
				13,703,920
Tax revenue: 0.48%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	485,133
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00%	10-1-2026	$510,000	$524,643
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	879,966
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,500,000	3,517,202
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7	5.00	9-1-2025	2,805,000	2,853,392
				8,260,336
Transportation revenue: 1.15%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,736,080
Central Texas Turnpike System Series C	5.00	8-15-2029	3,840,000	3,845,402
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,950,694
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2030	450,000	502,446
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2031	600,000	678,293
				19,712,915
Utilities revenue: 1.95%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,243,751
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	5,000,000	5,023,976
City of San Antonio Electric & Gas Systems Revenue Series Aøø	1.75	2-1-2033	3,705,000	3,694,610
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,125,348
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,473,618
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,481,733
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	3.70	9-15-2027	5,035,000	4,995,786
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	955,790
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,605,391
				33,600,003
Water & sewer revenue: 0.43%
San Antonio Water System Series A (Truist Bank SPA)ø	4.17	5-1-2054	5,300,000	5,300,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1447 (Bank of America N.A. LIQ)144Aø	3.03	5-15-2051	2,000,000	2,000,000
				7,300,000
				201,111,108
Utah: 0.27%
Airport revenue: 0.21%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,639,640
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	306,075
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
Southern Utah Valley Power Systems (BAM Insured)	5.00%	7-15-2030	$385,000	$427,468
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	336,746
				764,214
				4,709,929
Vermont: 0.23%
Housing revenue: 0.23%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,018,300
Virginia: 1.27%
Airport revenue: 0.09%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,550,631
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	306,808
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	285,911
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	315,727
				908,446
Housing revenue: 0.36%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,163,238
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				1,005,882
Utilities revenue: 0.71%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,211,546
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.80	11-1-2040	3,000,000	3,074,214
				12,285,760
				21,913,957
Washington: 2.15%
GO revenue: 0.43%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,430,012
State of Washington	5.00	6-1-2025	1,000,000	1,013,799
State of Washington	5.00	6-1-2026	1,570,000	1,638,792
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,369,045
				7,451,648
Health revenue: 1.11%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,735,823
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,042,573
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2øø	5.00	8-1-2049	8,430,000	8,472,091
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00%	8-1-2049	$4,125,000	$4,215,531
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	280,444
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	297,315
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	25,000	23,622
				19,067,399
Housing revenue: 0.45%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,062,425
King County Housing Authority	4.00	10-1-2027	300,000	307,643
Snohomish County Housing Authority	5.00	4-1-2025	500,000	503,906
Snohomish County Housing Authority	5.00	4-1-2026	730,000	751,206
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,088,521
				7,713,701
Utilities revenue: 0.16%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,831,999
				37,064,747
West Virginia: 0.15%
Resource recovery revenue: 0.15%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,534,938
Wisconsin: 3.59%
GO revenue: 0.04%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	749,957
Health revenue: 2.74%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	209,437
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	239,010
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.27	2-15-2054	1,275,000	1,275,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	4.10	4-1-2054	4,000,000	4,000,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	1,450,000	1,453,912
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,280,798
Wisconsin HEFA Ascension Health Credit Groupøø	5.00	11-15-2033	10,285,000	10,304,635
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,010,343
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,091,295
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,684,831
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00%	2-15-2051	$18,300,000	$18,815,429
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,001,582
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2024	155,000	155,025
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	246,426
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	360,455
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,068,378
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	794,987
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	862,529
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	140,192
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	195,573
				47,189,837
Housing revenue: 0.05%
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.15	4-1-2046	920,000	920,000
Industrial development revenue: 0.08%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,358,742
Miscellaneous revenue: 0.21%
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,598,639
Tax revenue: 0.20%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	3,360,000	3,462,569
Utilities revenue: 0.18%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,007,441
Water & sewer revenue: 0.09%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,556,855
				61,844,040
Wyoming: 0.20%
Health revenue: 0.20%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,510,295
Total municipal obligations (Cost $1,713,205,647)				1,704,088,914
See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Yield	Maturity date	Principal	Value
Short-term investments: 0.71%
Commercial paper: 0.45%
County of Mercer	3.40%	12-3-2024	$7,815,000	$7,814,914

			Shares
Investment companies: 0.26%
Allspring Government Money Market Fund Select Class♠∞##		4.86	4,407,187	4,407,187
Total short-term investments (Cost $12,222,187)				12,222,101
Total investments in securities (Cost $1,725,427,834)	99.66%			1,716,311,015
Other assets and liabilities, net	0.34			5,778,767
Total net assets	100.00%			$1,722,089,782

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 35

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,979,316	$142,853,386	$(145,425,515)	$0	$0	$4,407,187	4,407,187	$71,546
See accompanying notes to portfolio of investments
36 | Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,704,088,914	$0	$1,704,088,914
Short-term investments
Commercial paper	0	7,814,914	0	7,814,914
Investment companies	4,407,187	0	0	4,407,187
Total assets	$4,407,187	$1,711,903,828	$0	$1,716,311,015
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Municipal Bond Fund | 37